Segmental analysis	6 Months Ended
Jun. 30, 2023
Disclosure of operating segments [abstract]
Segmental analysis
Note 3: Segmental analysis
The Group provides a wide range of banking and financial services in the UK and in certain locations overseas. The Group Executive Committee (GEC) of Lloyds Bank plc remains the "chief operating decision maker" (as defined by IFRS 8 Operating segments) for the Group.
During the half-year ended 31 December 2022 there were changes as a result of the Group restructure effective from 1 July 2022:
•Business Banking and Commercial Cards moved from Retail to Commercial Banking. Wealth moved to Retail
Following the restructure, the Group completed a review and determined that it had two operating and reportable segments: Retail and Commercial Banking. There has been no change to the descriptions of these segments as provided in note 4 to the Group’s financial statements for the year ended 31 December 2022, neither has there been any change to the Group’s segmental accounting for internal segment derivatives entered into by units for risk management purposes since 31 December 2022.
Comparatives have been presented on a consistent basis in respect of the above changes.

Half-year to 30 June 2023	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	5,063	1,881	65	7,009
Other income	1,005	513	513	2,031
Total income	6,068	2,394	578	9,040
Operating expenses	(3,009)	(1,063)	(757)	(4,829)
Impairment (charge) credit	(592)	(90)	1	(681)
Profit (loss) before tax	2,467	1,241	(178)	3,530

External income (expense)	6,427	2,904	(291)	9,040
Inter-segment income (expense)	(359)	(510)	869	–
Segment income	6,068	2,394	578	9,040

Half-year to 30 June 2022	Retail £m	Commercial Banking £m	Other £m	Total £m

Net interest income	4,601	1,409	79	6,089
Other income	860	452	651	1,963
Total income	5,461	1,861	730	8,052
Operating expenses	(2,920)	(1,027)	(458)	(4,405)
Impairment (charge) credit	(285)	(106)	27	(364)
Profit before tax	2,256	728	299	3,283

External income	5,724	1,656	672	8,052
Inter-segment income (expense)	(263)	205	58	–
Segment income	5,461	1,861	730	8,052
NOTES TO THE CONDENSED CONSOLIDATED HALF-YEAR FINANCIAL STATEMENTS (continued)
Note 3: Segmental analysis (continued)

	Segment external assets		Segment external liabilities
	At 30 Jun 2023 £m	At 31 Dec 2022 £m	At 30 Jun 2023 £m	At 31 Dec 2022 £m

Retail	372,668	372,585	310,489	314,051
Commercial Banking	91,046	89,536	141,121	140,923
Other	150,616	154,807	122,856	122,895
Total	614,330	616,928	574,466	577,869